SCHEDULE OF CHANGES IN GOODWILL (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022
Schedule Of Changes In Goodwill
Balance	$ 31,688,887	[1]	$ 1,320,100
Additions - Foreign currency translation	27,824		(113,150)
Additions - Goodwill on new acquisitions			50,399,733
Less: Impairment Loss			(20,053,893)
Goodwill on tax adjustment			136,097
Less: Goodwill reduction as per PPA	(4,919,920)
Less: Impairment	(15,371,643)		(20,100,000)
Balance	$ 11,425,148		$ 31,688,887	[1]

[1]	Restatement details in Note 2